Stock Based Compensation - Summary of Assumptions Used To Estimated Grant-Date Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend yield	$ 0	$ 0
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	0.60%	0.40%
Expected volatility factor	66.90%	44.90%
Expected option life	5 years	5 years 1 month 6 days
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.40%	1.50%
Expected volatility factor	70.00%	68.40%
Expected option life	6 years 29 days	6 years 9 months 18 days